Long-term Investments (Detail Textuals)			1 Months Ended							6 Months Ended		12 Months Ended
	Sep. 14, 2016 USD ($)	Sep. 14, 2016 CNY (¥)	Dec. 18, 2017 USD ($) shares	Aug. 31, 2017 USD ($) shares	Oct. 31, 2016 USD ($)	Oct. 31, 2016 CNY (¥)	Apr. 30, 2016 USD ($) $ / shares shares	Apr. 30, 2016 USD ($) $ / shares shares	Mar. 28, 2016 USD ($)	Jun. 30, 2018 USD ($) shares	Jun. 30, 2017 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Apr. 15, 2016	Apr. 13, 2016 USD ($)	Apr. 13, 2016 CNY (¥)
Debt Instrument [Line Items]
Acquisition of game IP rights in cash paid												$ 6,615,969	$ 6,156,985
Common stock issuance									$ 10,000,000		$ 1,480,001	11,975,590	10,000,000
Long-term investments										$ 16,745,320		6,975,511	6,654,664
Increase in investment												$ (35,612)
Impairment of equity method investments													$ 38,448
Shandong Media
Debt Instrument [Line Items]
Percentage of equity ownership										30.00%		30.00%	30.00%
Increase in investment												$ 0
Impairment of equity method investments												$ 0
Hua Cheng
Debt Instrument [Line Items]
Percentage of equity ownership										39.00%		39.00%	39.00%
Increase in investment												$ 0
Impairment of equity method investments												0
Wecast Internet Limited ("Wecast Internet")
Debt Instrument [Line Items]
Percentage of equity ownership					50.00%	50.00%
Increase in investment					$ 149,750	¥ 1,000,000						(35,612)
Impairment of equity method investments												$ 0
Percentage of closed investment ownership												100.00%
BDCG
Debt Instrument [Line Items]
Percentage of equity ownership										60.00%		20.00%
Topgame
Debt Instrument [Line Items]
Acquisition of game IP rights in cash paid												$ 3,365,969	$ 3,156,985
Topgame | SSF
Debt Instrument [Line Items]
Percentage of equity ownership	13.00%	13.00%
Increase in investment	$ 584,000	¥ 3,900,000
Frequency
Debt Instrument [Line Items]
Acquisition of game IP rights in cash paid												3,000,000	3,000,000
Delaware Board of Trade Holdings, Inc. ("DBOT")
Debt Instrument [Line Items]
Acquisition of game IP rights in cash paid												$ 250,000	$ 0
Purchase of shares | shares				187,970
Long-term investments				$ 250,000
Delaware Board of Trade Holdings, Inc. ("DBOT") | Maximum
Debt Instrument [Line Items]
Percentage of equity ownership				4.00%
Game IP Rights | SSS | SSF
Debt Instrument [Line Items]
Acquisition of game IP rights in cash															$ 2,700,000	¥ 18,000,000
Capital Increase Agreement | Topgame | SSF
Debt Instrument [Line Items]
Percentage of equity ownership														13.00%
Series A Preferred Stock Purchase Agreement | Frequency
Debt Instrument [Line Items]
Purchase of shares | shares							8,566,271	8,566,271
Percentage of equity ownership							9.00%	9.00%
Common stock issuance							$ 3,000,000	$ 3,000,000
Preferred stock non-cumulative dividends rate per share | $ / shares							$ 0.02548	$ 0.02548
Preferred stock convertible into common stock basis							1:1	1:1
Preferred stock liquidation preference per share | $ / shares							$ 0.42467	$ 0.42467
Stock Purchase Agreement | Delaware Board of Trade Holdings, Inc. ("DBOT")
Debt Instrument [Line Items]
Purchase of shares | shares			2,543,546							3,543,546
Common stock issuance			$ 1,627,869							$ 2,267,869